Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
Prospectus Date	rr_ProspectusDate	Jan. 26, 2017
Supplement [Text Block]	ogsif_SupplementTextBlock

Oppenheimer Global Strategic Income Fund

Supplement dated April 10, 2017 to the

Prospectus and Statement of Additional Information, each dated January 26, 2017

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of Oppenheimer Global Strategic Income Fund (the “Fund”), each dated January 26, 2017, and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ogsif_SupplementTextBlock

Oppenheimer Global Strategic Income Fund

Supplement dated April 10, 2017 to the

Prospectus and Statement of Additional Information, each dated January 26, 2017

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of Oppenheimer Global Strategic Income Fund (the “Fund”), each dated January 26, 2017, and is in addition to any other supplements.

Prospectus

1.	All references in the Prospectus to the Sales Charge Waiver Appendix in the SAI are hereby revised to refer to the appendix to the prospectus titled “Special Sales Charge Arrangements and Waivers.”